Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 139,517	¥ 266,742	¥ 255,860
Other comprehensive income (loss), net of tax (Note 13):
Foreign currency translation adjustments	(32,157)	(93,146)	47,090
Net unrealized gains and losses on securities		(141)	(9,362)
Net gains and losses on derivative instruments	(1,068)	488	2,588
Pension liability adjustments	(3,630)	(30,570)	21,207
Net change during the period	(36,855)	(123,369)	61,523
Comprehensive income (loss)	102,662	143,373	317,383
Less: Comprehensive income attributable to noncontrolling interests	16,382	6,918	18,807
Comprehensive income (loss) attributable to Canon Inc.	¥ 86,280	¥ 136,455	¥ 298,576